Income Taxes (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 TRS Lessee [Member]	Mar. 31, 2012 TRS Lessee [Member]	Dec. 31, 2012 TRS Lessee [Member]	Dec. 31, 2011 TRS Lessee [Member]	Dec. 31, 2010 TRS Lessee [Member]
Related Party Transaction [Line Items]
Income tax expense (benefit) from continuing operations	$ 6,088,000	$ 282,000	$ 381,000	$ (314,000)	$ (130,000)	$ 261,000	$ 162,000	$ (453,000)	$ 6,437,000	$ (160,000)	$ (31,000)	$ 0	$ 300,000
Period that Company cannot be qualified as REIT once fails qualification test									4 years
Net unrealized gains on assets recognization period									10 years
Income tax assets excluding those from TRS	213,219,000				237,775,000				213,219,000	237,775,000
Income tax liabilities excluding those from TRS	116,225,000				150,572,000				116,225,000	150,572,000
Operating loss carryforwards												18,700,000		16,500,000
Combined federal and state rate used to estimate income tax expense (benefit)									34.00%			38.00%		38.00%
Deferred tax asset	186,000				5,850,000				186,000	5,850,000	4,124,000			6,300,000	5,600,000	3,700,000
Loss carryforwards expiration period range												begin to expire in 2022		begin to expire in 2022 through 2032
Valuation Allowance	$ 6,337,000								$ 6,337,000
Dividends paid, per share									$ 0	$ 0	$ 0